Expense Example - Delaware Global Listed Real Assets Fund	Class A Expense Example, with Redemption, 1 Year	Class A Expense Example, with Redemption, 3 Years	Class A Expense Example, with Redemption, 5 Years	Class A Expense Example, with Redemption, 10 Years	Class C Expense Example, with Redemption, 1 Year	Class C Expense Example, with Redemption, 3 Years	Class C Expense Example, with Redemption, 5 Years	Class C Expense Example, with Redemption, 10 Years	Class R Expense Example, with Redemption, 1 Year	Class R Expense Example, with Redemption, 3 Years	Class R Expense Example, with Redemption, 5 Years	Class R Expense Example, with Redemption, 10 Years	Institutional Class Expense Example, with Redemption, 1 Year	Institutional Class Expense Example, with Redemption, 3 Years	Institutional Class Expense Example, with Redemption, 5 Years	Institutional Class Expense Example, with Redemption, 10 Years	Class R6 Expense Example, with Redemption, 1 Year	Class R6 Expense Example, with Redemption, 3 Years	Class R6 Expense Example, with Redemption, 5 Years	Class R6 Expense Example, with Redemption, 10 Years
USD ($)	694	974	1,274	2,126	302	654	1,131	2,451	152	501	873	1,921	101	345	609	1,362	92	315	556	1,248